Leases (Tables)	12 Months Ended
Oct. 31, 2021
Leases [Abstract]
Lease Right-of-Use Assets
During the year the Group entered into new leasing arrangements, extended existing leasing agreements and was party to rent reviews and therefore recognized additions to right-of-use assets of $38.8 million (2020: $42.0 million). Right-of-use assets of $8.9 million were transferred to held for sale during the period, see note 30, “Discontinued operations and Assets held for sale.”

	Leasehold land and buildings	Computer equipment	Other	Total
	$m	$m	$m	$m
Net book value at October 31, 2021	128.5	16.0	8.7	153.2
Net book value at October 31, 2020	180.1	20.4	6.7	207.2

Depreciation charge for the year ended October 31, 2021	56.9	9.6	6.8	73.3

Leases Amounts Recognized in Financial Statements
Amounts recognized in the statement of comprehensive income:

		Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019 Under IAS 17
	Note	$m	$m	$m

Interest on lease liabilities	6	10.0	13.2	-
Depreciation of right-of-use assets		73.3	76.9	-
Impairment of right-of-use assets*		5.6	5.9	-
Income from sub-leasing right-of-use assets		0.2	0.4	-

Under IAS 17:
Interest on lease liabilities	6	-	-	2.0
Depreciation of lease assets		-	-	13.9
Lease expense		-	-	65.9
Income from sub-leasing right-of-use assets		-	-	1.0

*
The Group assessed right-of-use assets for indicators of impairment during the year in particular leases, which have become vacant or part vacant or changes in sub-lease expectations on existing vacant properties. As a result, an additional impairment of $5.6 million was recognized in the year (2020: $5.9 million). The impairment against the right-of-use asset carrying value reflects any expected sub lease-income over the remainder of the lease.

Amounts recognized in statement of cash flows:

	Year ended October 31, 2021	Year ended October 31, 2020
	$m	$m
Interest payments on lease liabilities	10.0	13.2
Payment for lease liabilities	79.5	80.1
Total cash outflow for leases	89.5	93.3

Lease Obligations
The movement on the Group lease obligations in the year were as follows:

	Note	October 31, 2021 $m	October 31, 2020 $m
IFRS 16 adoption		-	269.8
Transfer from Finance lease liability		-	23.5
Balance at November 1		250.4	293.3
Additions		35.1	41.6
Disposals		-	(0.2)
Payments		(89.5)	(93.3)
Interest	6	10.0	13.2
Transferred to held for sale	30	(11.4)	-
Foreign exchange		(0.1)	(4.2)
Balance at October 31,		194.5	250.4

Included within:
Current liabilities		74.9	82.2
Non-current liabilities		119.6	168.2
Total		194.5	250.4